              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                   ISSUED BY


                      METROPOLITAN LIFE INSURANCE COMPANY
             METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
                        SUPPLEMENT DATED APRIL 28, 2014
                                       TO
              PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Deferred Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", "MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

The Contract has 20 investment choices: a Fixed Account and 19 variable Subaccounts, which are divisions of the Metropolitan Life Variable Annuity Separate Account II (the "Separate Account"). You can put your money into the Fixed Account and/or any of these Subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any Subaccount is invested exclusively in a single Investment Portfolio. These Investment Portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bond, international, etc.) and are listed below. Investments in the Investment Portfolios are not guaranteed. You could lose money.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. International Growth Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS
     Contrafund(R) Portfolio
     Equity-Income Portfolio
     High Income Portfolio
     Index 500 Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
MET INVESTORS SERIES TRUST -- CLASS A
     MFS(R) Research International Portfolio
     Pioneer Fund Portfolio
     WMC Large Cap Research Portfolio
METROPOLITAN SERIES FUND -- CLASS A
     BlackRock Capital Appreciation Portfolio
     BlackRock Money Market Portfolio
     Jennison Growth Portfolio
     MFS(R) Total Return Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Management U.S. Government Portfolio
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
     MFS(R) Research Bond Series

Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.

An Investment Portfolio has been subject to a name change. Please see "Additional Information Regarding Investment Portfolios" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                  FEE TABLES
--------------------------------------------------------------------------------
ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR ON AND AFTER
FEBRUARY 1, 1999)

(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts.


Mortality and Expense Risk Charge...........   1.25%(1)
Administrative Expense Charge...............   0.15%
                                               -------
TOTAL ANNUAL SEPARATE ACCOUNT CHARGE........   1.40%

ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1,
1999)
(as a percentage of average net assets)


Mortality and Expense Risk Charge........   0.84%(1)
Administrative Expense Charge............   0.15%
                                            -------
TOTAL SEPARATE ACCOUNT EXPENSES..........   0.99%

------------
(1)   We will waive the following amounts of the Mortality and Expense Risk
      Charge: the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the BlackRock Capital Appreciation Portfolio -- Class A; 0.88% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class A; 0.68% for the Subaccount investing in the Jennison Growth Portfolio -- Class A; and 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A.


INVESTMENT PORTFOLIO EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Investment Portfolios, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Investment Portfolios may impose a redemption fee in the future. The second table shows each Investment Portfolio's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Investment Portfolios provided this information and we have not independently verified it. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio. Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES


                                                                                            MINIMUM     MAXIMUM
                                                                                           ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)...........................    0.10%       1.03%

INVESTMENT PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                                 FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund........    0.71%          --          0.31%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 INITIAL CLASS
 Contrafund(R) Portfolio.......................    0.55%          --          0.09%
 Equity-Income Portfolio.......................    0.45%          --          0.10%
 High Income Portfolio.........................    0.56%          --          0.12%
 Index 500 Portfolio...........................    0.05%          --          0.05%



                                                  ACQUIRED     TOTAL                      NET TOTAL
                                                 FUND FEES     ANNUAL      FEE WAIVER      ANNUAL
                                                    AND      OPERATING   AND/OR EXPENSE   OPERATING
INVESTMENT PORTFOLIO                              EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
----------------------------------------------- ----------- ----------- ---------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund........ 0.01%         1.03%     0.01%            1.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 INITIAL CLASS
 Contrafund(R) Portfolio.......................   --          0.64%     --               0.64%
 Equity-Income Portfolio....................... 0.02%         0.57%     --               0.57%
 High Income Portfolio.........................   --          0.68%     --               0.68%
 Index 500 Portfolio...........................   --          0.10%     --               0.10%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                                   FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 -- CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................    0.75%          --          0.04%
 ClearBridge Variable Appreciation
  Portfolio......................................    0.70%          --          0.05%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................    0.75%          --          0.08%
MET INVESTORS SERIES TRUST -- CLASS A
 MFS(R) Research International Portfolio.........    0.68%          --          0.07%
 Pioneer Fund Portfolio..........................    0.65%          --          0.05%
 WMC Large Cap Research Portfolio................    0.59%          --          0.03%
METROPOLITAN SERIES FUND -- CLASS A
 BlackRock Capital Appreciation Portfolio........    0.69%          --          0.02%
 BlackRock Money Market Portfolio................    0.33%          --          0.02%
 Jennison Growth Portfolio.......................    0.60%          --          0.02%
 MFS(R) Total Return Portfolio...................    0.55%          --          0.04%
 T. Rowe Price Large Cap Growth Portfolio            0.60%          --          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio........................    0.60%          --          0.06%
 Western Asset Management
  U.S. Government Portfolio......................    0.47%          --          0.02%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL
 CLASS
 MFS(R) Research Bond Series.....................    0.50%          --          0.04%



                                                    ACQUIRED     TOTAL                      NET TOTAL
                                                   FUND FEES     ANNUAL      FEE WAIVER       ANNUAL
                                                      AND      OPERATING   AND/OR EXPENSE   OPERATING
INVESTMENT PORTFOLIO                                EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- ----------- ----------- ---------------- -----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 -- CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................     --        0.79%     0.00%            0.79%
 ClearBridge Variable Appreciation
  Portfolio......................................     --        0.75%     0.00%            0.75%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................     --        0.83%     0.00%            0.83%
MET INVESTORS SERIES TRUST -- CLASS A
 MFS(R) Research International Portfolio.........     --        0.75%     0.06%            0.69%
 Pioneer Fund Portfolio..........................     --        0.70%     0.04%            0.66%
 WMC Large Cap Research Portfolio................     --        0.62%     0.05%            0.57%
METROPOLITAN SERIES FUND -- CLASS A
 BlackRock Capital Appreciation Portfolio........     --        0.71%     0.01%            0.70%
 BlackRock Money Market Portfolio................     --        0.35%     0.02%            0.33%
 Jennison Growth Portfolio.......................     --        0.62%     0.07%            0.55%
 MFS(R) Total Return Portfolio...................     --        0.59%       --             0.59%
 T. Rowe Price Large Cap Growth Portfolio             --        0.63%     0.01%            0.62%
 Western Asset Management Strategic Bond
  Opportunities Portfolio........................     --        0.66%     0.04%            0.62%
 Western Asset Management
  U.S. Government Portfolio......................     --        0.49%     0.01%            0.48%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL
 CLASS
 MFS(R) Research Bond Series.....................     --        0.54%       --             0.54%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.



                                  SUBACCOUNTS
--------------------------------------------------------------------------------
There is no assurance that an Investment Portfolio will achieve its stated objective. YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING.

The current Investment Portfolios are listed below, along with their investment objectives, investment advisers and any subadviser.


        INVESTMENT PORTFOLIO                 INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
------------------------------------ ------------------------------------ ------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
Invesco V.I. International Growth    Seeks long-term growth of capital.   Invesco Advisers, Inc.
 Fund

          INVESTMENT PORTFOLIO                    INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Equity-Income Portfolio                 Seeks reasonable income. The fund       Fidelity Management & Research
                                        will also consider the potential for    Company
                                        capital appreciation. The fund's goal   Subadviser: FMR Co., Inc.
                                        is to achieve a yield which exceeds
                                        the composite yield on the securities
                                        comprising the S&P 500(R) Index.
High Income Portfolio                   Seeks a high level of current income,   Fidelity Management & Research
                                        while also considering growth of        Company
                                        capital.                                Subadviser: FMR Co., Inc.
Index 500 Portfolio                     Seeks investment results that           Fidelity Management & Research
                                        correspond to the total return of       Company
                                        common stocks publicly traded in        Subadvisers: FMR Co., Inc.; Geode
                                        the United States, as represented by    Capital Management, LLC
                                        the S&P 500(R) Index.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor, LLC
 Growth Portfolio                                                               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term appreciation of         Legg Mason Partners Fund Advisor, LLC
 Portfolio                              capital.                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
 Growth Portfolio                                                               Subadviser: ClearBridge Investments,
                                                                                LLC
MET INVESTORS SERIES TRUST -- CLASS A
MFS(R) Research International           Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio                                                                      Subadviser: Massachusetts Financial
                                                                                Services Company
Pioneer Fund Portfolio                  Seeks reasonable income and capital     MetLife Advisers, LLC
                                        growth.                                 Subadviser: Pioneer Investment
                                                                                Management, Inc.
WMC Large Cap Research Portfolio        Seeks long-term capital appreciation.   MetLife Advisers, LLC
                                                                                Subadviser: Wellington Management
                                                                                Company, LLP
METROPOLITAN SERIES FUND -- CLASS A
BlackRock Capital Appreciation          Seeks long-term growth of capital.      MetLife Advisers, LLC
 Portfolio                                                                      Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio        Seeks a high level of current income    MetLife Advisers, LLC
                                        consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                        capital.
Jennison Growth Portfolio               Seeks long-term growth of capital.      MetLife Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ---------------------------------------- --------------------------------------
MFS(R) Total Return Portfolio        Seeks a favorable total return through   MetLife Advisers, LLC
                                     investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                              Services Company
T. Rowe Price Large Cap Growth       Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio                                                                    Subadviser: T. Rowe Price Associates,
                                                                              Inc.
Western Asset Management Strategic   Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio        consistent with preservation of          Subadviser: Western Asset Management
                                     capital.                                 Company
Western Asset Management             Seeks to maximize total return           MetLife Advisers, LLC
 U.S. Government Portfolio           consistent with preservation of          Subadviser: Western Asset Management
                                     capital and maintenance of liquidity.    Company
MFS(R) VARIABLE INSURANCE TRUST --
 INITIAL CLASS
MFS(R) Research Bond Series          Seeks total return with an emphasis      Massachusetts Financial Services
                                     on current income, but also              Company
                                     considering capital appreciation.

            ADDITIONAL INFORMATION REGARDING INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------
An Investment Portfolio was subject to a name change. The chart below identifies the former name and new name for the Investment Portfolio, and where applicable, the former name and the new name of the trust of which the Investment Portfolio is a part.


INVESTMENT PORTFOLIO NAME CHANGE

The following former Investment Portfolio was renamed:


             FORMER NAME                           NEW NAME
------------------------------------- ---------------------------------
MET INVESTORS SERIES TRUST            MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio   WMC Large Cap Research Portfolio

                               OTHER INFORMATION
--------------------------------------------------------------------------------
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.


FINANCIAL STATEMENTS

The financial statements for each of the Subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Distributor:                          Telephone: (800) 848-3854
MetLife Investors Distribution Company

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